INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation and Investments Reserves	Non-Controlling Interest
Beginning balance	$ 9,960	$ 9,913	$ 11	$ 23,831	$ (14,021)	$ 103	$ (11)	$ 47
Beginning balance (in shares) at Dec. 31, 2022			548,000,000
Proceeds from issuance of equity instruments (in shares)			5,000,000
Proceeds from issuance of equity instruments and other	49	49		49
Share-based compensation	120	120		120
Net income	740	743			743			(3)
Other comprehensive income (loss)	(38)	(38)				(37)	(1)
Ending balance (in shares) at Sep. 30, 2023			553,000,000
Ending balance at Sep. 30, 2023	10,831	10,787	$ 11	24,000	(13,278)	66	(12)	44
Beginning balance	10,831	10,787	11	24,000	(13,278)	66	(12)	44
Beginning balance	$ 11,151	11,104	$ 11	24,027	(13,001)	66	1	47
Beginning balance (in shares) at Dec. 31, 2023	553,548,190		554,000,000
Proceeds from issuance of equity instruments (in shares)			3,000,000
Proceeds from issuance of equity instruments and other	$ 1	1		1
Treasury shares (in shares)			(4,000,000)
Treasury shares	(200)	(200)		(200)
Share-based compensation	143	143		143
Net income	467	465			465			2
Other comprehensive income (loss)	$ 20	20				8	12
Ending balance (in shares) at Sep. 30, 2024	552,654,594		553,000,000
Ending balance at Sep. 30, 2024	$ 11,582	11,533	$ 11	23,971	(12,536)	74	13	49
Beginning balance	$ 11,582	$ 11,533	$ 11	$ 23,971	$ (12,536)	$ 74	$ 13	$ 49